Commitment and Contingencies	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Commitment And Contingencies
NOTE 7 - Commitments and Contingencies	On November 1, 2011, the Company entered into a two year lease agreement for office space, calling for rent payments of $250 per month.	On November 1, 2011, the Company entered into a two year lease agreement for office space, calling for rent payments of $250 per month.